UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
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Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          8/14/09
       -------------------------    ---------------------------     ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        40
                                               -------------

Form 13F Information Table Value Total:        $7,372,621
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                                                     FORM 13F INFORMATION TABLE

                                                                                                                       COLUMN 8
               COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7    VOTING
                                                                         SHRS OR    SH/  PUT/  INVESTMENT  OTHER      AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP    VALUE(x$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS SOLE SHARED NONE
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AMERICA MOVIL SAB DE CV          SPONS ADR L SHS  02364W105     456,302 11,784,662 SH         SOLE                11,784,662
-----------------------------------------------------------------------------------------------------------------------------------
COACH INC                        COM              189754104     230,797  8,586,210 SH         SOLE                 8,586,210
-----------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO                     COM              191216100     270,484  5,636,263 SH         SOLE                 5,636,263
-----------------------------------------------------------------------------------------------------------------------------------
DELTEK INC                       COM              24784L105      15,470  3,564,426 SH         SOLE                 3,564,426
-----------------------------------------------------------------------------------------------------------------------------------
DISCOVERY COMMUNICATNS NEW       COM SER A        25470F104         498     22,110 SH         SOLE                    22,110
-----------------------------------------------------------------------------------------------------------------------------------
ECOLAB INC                       COM              278865100     135,890  3,485,258 SH         SOLE                 3,485,258
-----------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD BANCORP              COM              316773100      25,934  3,652,640 SH         SOLE                 3,652,640
-----------------------------------------------------------------------------------------------------------------------------------
FOMENTO ECONOMICO MEXICANO S     SPONS ADR UNITS  344419106     232,861  7,222,748 SH         SOLE                 7,222,748
-----------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                       CL A             38259P508     200,797    476,284 SH         SOLE                   476,284
-----------------------------------------------------------------------------------------------------------------------------------
GPO AEROPORTUARIO DEL PAC SA     SPON ADR B       400506101      15,094    588,218 SH         SOLE                   588,218
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GRUPO AEROPORTUARIO DEL SURE     SPON ADR SER B   40051E202      14,243    365,200 SH         SOLE                   365,200
-----------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO               COM              428236103     327,146  8,464,323 SH         SOLE                 8,464,323
-----------------------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO              COM              46625H100     427,877 12,544,028 SH         SOLE                12,544,028
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW           ENT COM SER A    53071M500      95,576  3,579,643 SH         SOLE                 3,579,643
-----------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC                   CL A             57636Q104     200,744  1,199,834 SH         SOLE                 1,199,834
-----------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP                   COM              580135101     485,981  8,453,315 SH         SOLE                 8,453,315
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MEAD JOHNSON NUTRITION CO        COM CL A         582839106      27,153    854,660 SH         SOLE                   854,660
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MELCO CROWN ENTMT LTD            ADR              585464100      71,840 15,964,463 SH         SOLE                15,964,463
-----------------------------------------------------------------------------------------------------------------------------------
MINDRAY MEDICAL INTL LTD         SPON ADR         602675100      12,305    440,713 SH         SOLE                   440,713
-----------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO NEW                  COM              61166W101     581,879  7,827,264 SH         SOLE                 7,827,264
-----------------------------------------------------------------------------------------------------------------------------------
MSC INDL DIRECT INC              CL A             553530106      63,230  1,782,137 SH         SOLE                 1,782,137
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NIKE INC                         CL B             654106103     232,785  4,495,652 SH         SOLE                 4,495,652
-----------------------------------------------------------------------------------------------------------------------------------
PACTIV CORP                      COM              695257105      64,476  2,971,263 SH         SOLE                 2,971,263
-----------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS INTL INC           COM              718172109     357,669  8,199,646 SH         SOLE                 8,199,646
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PRECISION CASTPARTS CORP         COM              740189105     115,710  1,584,411 SH         SOLE                 1,584,411
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PRICELINE COM INC                COM NEW          741503403     260,965  2,339,444 SH         SOLE                 2,339,444
-----------------------------------------------------------------------------------------------------------------------------------
PROGRESSIVE CORP OHIO            COM              743315103       7,785    515,194 SH         SOLE                   515,194
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QUALCOMM INC                     COM              747525103     718,940 15,905,742 SH         SOLE                15,905,742
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SANDRIDGE ENERGY INC             COM              80007P307      56,374  6,616,611 SH         SOLE                 6,616,611
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SEARS HLDGS CORP                 COM              812350106      33,260    500,000 SH   PUT   SOLE                   500,000
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SMITHFIELD FOODS INC             COM              832248108     155,302 11,116,850 SH         SOLE                11,116,850
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SOUTHWESTERN ENERGY CO           COM              845467109      65,912  1,696,567 SH         SOLE                 1,696,567
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SPDR GOLD TRUST                  GOLD SHS         78463V107     314,890  3,453,500 SH   CALL  SOLE                 3,453,500
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STRAYER ED INC                   COM              863236105     279,729  1,282,513 SH         SOLE                 1,282,513
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SUNTRUST BKS INC                 COM              867914103       8,225    500,000 SH         SOLE                   500,000
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UNION PAC CORP                   COM              907818108     101,600  1,951,597 SH         SOLE                 1,951,597
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URBAN OUTFITTERS INC             COM              917047102     113,525  5,434,420 SH         SOLE                 5,434,420
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VISA INC                         COM CL A         92826C839     422,510  6,786,223 SH         SOLE                 6,786,223
-----------------------------------------------------------------------------------------------------------------------------------
VISTAPRINT LIMITED               SHS              G93762204      76,725  1,798,938 SH         SOLE                 1,798,938
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XTO ENERGY INC                   COM              98385X106      94,140  2,468,287 SH         SOLE                 2,468,287
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